Leases - Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 177
Amortization of ROU assets	2
Interest on lease liabilities	1
Variable lease cost	8
Total lease cost	$ 188